Fair Value Measurements - Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques (Detail)	Dec. 31, 2023 Year / pure yr	Dec. 15, 2023	Jun. 13, 2023
Measurement Input, Risk Free Interest Rate [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.84
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.16	0.56
Measurement Input, Expected Term [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.16
Measurement Input, Option Volatility [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.2
Measurement Input, Exercise Price [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	11.5
Measurement Input, Expected Dividend Rate [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0
Measurement Input, Share Price [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.87
Measurement Input Probability [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	90
Probability of deSPAC closing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		90	50
Probability of deSPAC not closing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		10	50
Market rate without conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		32.06	31.09
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		32.1	15